Loans and Loans Held for Sale - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014 TDRs	Sep. 30, 2013 TDRs	Sep. 30, 2014 Security_Loan Property TDRs	Sep. 30, 2013 TDRs	Dec. 31, 2013 TDRs Property Security_Loan	Dec. 31, 2012 TDRs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income on loans	$ 2,000,000		$ 2,000,000		$ 1,300,000	$ 200,000
Percentage of commercial loans in total portfolio loans	74.00%		74.00%		73.00%	72.00%
Maximum concentration of commercial real estate and commercial construction portfolio in loans (in excess of)	9.00%		9.00%		9.00%	9.00%
Financial receivable trouble debt restructuring reclassified to accruing trouble debt restructuring status	500,000	0	2,000,000	200,000	6,900,000	0
Number of TDRs returned back to accruing status	5	0	10	1	6	0
Number of loans modified not considered to be troubled debt restructuring			5		11
Commitment to lend additional funds on TDRs	0		0		0
Minimum period of loan payment defaults following restructure for TDRs to be in default			90 days		90 days
Other real estate owned properties			3		8
Loans held for sale						19,300,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
New loans modified considered to be troubled debt restructuring					2,000,000	6,900,000
Commercial Real Estate and Commercial Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Combined percentage of commercial real estate and commercial construction in total commercial loans	66.00%		66.00%		68.00%	67.00%
Combined percentage of commercial real estate and commercial construction in total portfolio loans	49.00%		49.00%		49.00%	48.00%
Out-of-state exposure of combined portfolio excluding contiguous states	7.70%		7.70%		7.90%	8.40%
Percentage of total loans out-of-state excluding contiguous states	3.80%		3.80%		3.90%	4.10%
Out-of-state exposure of combined portfolio					23.00%	19.00%
Percentage of total loans out-of-state					11.00%	9.00%
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans modified not considered to be troubled debt restructuring	2		3		6
Loans modified not considered to be troubled debt restructuring	2,800,000		3,200,000		6,400,000
Commercial Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans modified not considered to be troubled debt restructuring					2
Loans modified not considered to be troubled debt restructuring					600,000
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans modified not considered to be troubled debt restructuring					1
Loans modified not considered to be troubled debt restructuring					900,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans modified not considered to be troubled debt restructuring			2		2
Loans modified not considered to be troubled debt restructuring			$ 1,200,000		$ 1,100,000